Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)		Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016		$ 520	$ 14,957,679	$ (15,452,626)	$ (494,427)
Balance, shares at Dec. 31, 2016		5,199,528
Common stock issued for related party debt		$ 8	251,597		251,605
Common stock issued for related party debt, shares		83,868
Common stock issued for accrued compensation		$ 13	380,489		380,502
Common stock issued for accrued compensation, shares		126,834
Common stock issued for services			2,500		2,500
Common stock issued for services, shares		833
Net loss				(662,297)	(662,297)
Balance at Dec. 31, 2017		$ 541	15,592,265	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		5,411,063
Net loss				(126,630)	(126,630)
Balance at Mar. 31, 2018		$ 541	15,592,265	(16,241,553)	(648,747)
Balance, shares at Mar. 31, 2018		5,411,063
Balance at Dec. 31, 2017		$ 541	15,592,265	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		5,411,063
Warrants issued as non-cash interest	[1]				(7,660)
Net loss	[2]				(1,020,498)
Balance at Sep. 30, 2018		$ 541	15,722,943	(17,135,421)	(1,411,937)
Balance, shares at Sep. 30, 2018		5,411,896
Balance at Dec. 31, 2017		$ 541	15,592,265	(16,114,923)	(522,117)
Balance, shares at Dec. 31, 2017		5,411,063
Common stock issued for services			3,750		3,750
Common stock issued for services, shares		833
Warrants issued as non-cash interest			7,660
Option expense for officers			182,213		182,213
Net loss				(1,393,544)	(1,393,544)	[3]
Balance at Dec. 31, 2018		$ 541	15,785,888	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		5,411,896
Balance at Mar. 31, 2018		$ 541	15,592,265	(16,241,553)	(648,747)
Balance, shares at Mar. 31, 2018		5,411,063
Common stock issued for services			3,750		3,750
Common stock issued for services, shares		833
Warrants issued as non-cash interest			7,660		7,660
Net loss				(320,337)	(320,337)
Balance at Jun. 30, 2018		$ 541	15,659,921	(16,561,890)	(901,428)
Balance, shares at Jun. 30, 2018		5,411,896
Stock based compensation			63,022		63,022
Net loss				(573,531)	(573,531)	[2]
Balance at Sep. 30, 2018		$ 541	15,722,943	(17,135,421)	(1,411,937)
Balance, shares at Sep. 30, 2018		5,411,896
Balance at Dec. 31, 2018		$ 541	15,785,888	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		5,411,896
Stock based compensation			66,262		66,262
Net loss				(406,945)	(406,945)
Balance at Mar. 31, 2019		$ 541	15,852,150	(17,915,412)	(2,062,721)
Balance, shares at Mar. 31, 2019		5,411,896
Balance at Dec. 31, 2018		$ 541	15,785,888	(17,508,467)	(1,722,038)
Balance, shares at Dec. 31, 2018		5,411,896
Warrants issued as non-cash interest
Net loss					(1,281,642)
Balance at Sep. 30, 2019		$ 541	15,984,675	(18,790,109)	(2,804,893)
Balance, shares at Sep. 30, 2019		5,411,896
Balance at Mar. 31, 2019		$ 541	15,852,150	(17,915,412)	(2,062,721)
Balance, shares at Mar. 31, 2019		5,411,896
Stock based compensation			66,263		66,263
Net loss				(472,838)	(472,838)
Balance at Jun. 30, 2019		$ 541	15,918,413	(18,388,250)	(2,469,296)
Balance, shares at Jun. 30, 2019		5,411,896
Stock based compensation			66,262		66,262
Net loss				(401,859)	(401,859)
Balance at Sep. 30, 2019		$ 541	$ 15,984,675	$ (18,790,109)	$ (2,804,893)
Balance, shares at Sep. 30, 2019		5,411,896

[1]	Includes the consolidated cash flows from (a) the operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and (b) the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[3]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.